Member loans (Details)	12 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 28, 2009 Demand Loans [Member] USD ($)	Dec. 31, 2013 Demand Loans [Member] USD ($)	Dec. 31, 2012 Demand Loans [Member] USD ($)	Dec. 31, 2007 Demand Loans [Member] USD ($)	Dec. 31, 2007 Demand Loans [Member] Minimum [Member]	Dec. 31, 2007 Demand Loans [Member] Maximum [Member]	Oct. 31, 2009 Notes Payable Related Party [Member] USD ($)	Dec. 31, 2012 Notes Payable Related Party [Member] USD ($)	Oct. 13, 2009 Notes Payable Related Party [Member] USD ($)	Dec. 09, 2011 Loan Agreement One [Member] GBP (£)	Dec. 09, 2011 Loan Agreement Two [Member] GBP (£)	Dec. 31, 2013 Loan Agreements [Member] USD ($)	Dec. 31, 2012 Loan Agreements [Member] USD ($)
Debt Instrument [Line Items]
Loans payable		$ 5,027,613			$ 4,181,391									$ 2,000,000	$ 846,222
Interest rate							6.00%	12.00%			12.00%	8.00%	8.00%
Conversion of debt to equity			1,000,000
Note payable forgiven					500,000
Accrued interest on member loans		277,633			1,398,925
Interest expense		281,180		358,104	281,299					8,408				72,167	45,379
Face value of debt						4,392,777					750,000	230,000	300,000
Maturity									Oct. 14, 2014
Additional funding									$ 26,652